Offerings	Sep. 04, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares representing beneficial interests in Compass Diversified Holdings
Maximum Aggregate Offering Price	$ 211,274,949.64
Fee Rate	0.01476%
Amount of Registration Fee	$ 31,184.18
Offering Note
(1)
Each common share representing one beneficial interest in Compass Diversified Holdings (hereinafter referred to as a “common share”) corresponds to one underlying trust common interest of Compass Group Diversified Holdings LLC (hereinafter referred to as a “trust common interest”). If the trust is dissolved, each common share will be exchanged for a trust common interest.

(2)	An unspecified number of common shares having an aggregate offering price of up to $211,274,949.64 is being newly registered as may from time to time be offered at unspecified prices.
(3)
Pursuant to Rule 457(i) under the Securities Act of 1933, as amended (the “Securities Act”), no registration fee is payable with respect to the trust common interests because no additional consideration will be received by Compass Diversified Holdings upon exchange of the common shares.

(4)	The filing fee is calculated in accordance with 457(o) and 457(r) of the Securities Act.
(5)
Pursuant to Rule 415(a)(6) under the Securities Act, the common shares registered pursuant to this prospectus supplement include an aggregate of $288,725,050.36 unsold common shares with unspecified share numbers (the “Unsold Common Shares”) previously registered on the prospectus supplement filed on September 7, 2021, and the accompanying base prospectus contained in the registration statement on Form
S-3
(Registration
No. 333-259374)
filed on September 7, 2021 (collectively, the “2021 September Prospectus Supplement”). In connection with the registration of the Unsold Common Shares on the 2021 September Prospectus Supplement, a registration fee of $31,499.90 was paid, which registration fee will continue to be applied to the Unsold Common Shares, with unspecified share numbers, included in this prospectus supplement. Pursuant to Rule 415(a)(6), the offering of the Unsold Common Shares registered under the 2021 September Prospectus Supplement will be deemed terminated as of the date of effectiveness of the registration statement of which this prospectus supplement is a part.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Trust common interests of Compass Group Diversified Holdings LLC
Amount of Registration Fee	$ 0
Offering Note
(1)
Each common share representing one beneficial interest in Compass Diversified Holdings (hereinafter referred to as a “common share”) corresponds to one underlying trust common interest of Compass Group Diversified Holdings LLC (hereinafter referred to as a “trust common interest”). If the trust is dissolved, each common share will be exchanged for a trust common interest.

(2)	An unspecified number of common shares having an aggregate offering price of up to $211,274,949.64 is being newly registered as may from time to time be offered at unspecified prices.
(3)
Pursuant to Rule 457(i) under the Securities Act of 1933, as amended (the “Securities Act”), no registration fee is payable with respect to the trust common interests because no additional consideration will be received by Compass Diversified Holdings upon exchange of the common shares.

(4)	The filing fee is calculated in accordance with 457(o) and 457(r) of the Securities Act.
(5)
Pursuant to Rule 415(a)(6) under the Securities Act, the common shares registered pursuant to this prospectus supplement include an aggregate of $288,725,050.36 unsold common shares with unspecified share numbers (the “Unsold Common Shares”) previously registered on the prospectus supplement filed on September 7, 2021, and the accompanying base prospectus contained in the registration statement on Form
S-3
(Registration
No. 333-259374)
filed on September 7, 2021 (collectively, the “2021 September Prospectus Supplement”). In connection with the registration of the Unsold Common Shares on the 2021 September Prospectus Supplement, a registration fee of $31,499.90 was paid, which registration fee will continue to be applied to the Unsold Common Shares, with unspecified share numbers, included in this prospectus supplement. Pursuant to Rule 415(a)(6), the offering of the Unsold Common Shares registered under the 2021 September Prospectus Supplement will be deemed terminated as of the date of effectiveness of the registration statement of which this prospectus supplement is a part.

Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common shares representing beneficial interests in Compass Diversified Holdings
Maximum Aggregate Offering Price	$ 288,725,050.36
Carry Forward Form Type	S-3
Carry Forward File Number	333-281931
Carry Forward Initial Effective Date	Sep. 04, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 31,499.9
Offering Note
(1)
Each common share representing one beneficial interest in Compass Diversified Holdings (hereinafter referred to as a “common share”) corresponds to one underlying trust common interest of Compass Group Diversified Holdings LLC (hereinafter referred to as a “trust common interest”). If the trust is dissolved, each common share will be exchanged for a trust common interest.

(2)	An unspecified number of common shares having an aggregate offering price of up to $211,274,949.64 is being newly registered as may from time to time be offered at unspecified prices.
(3)
Pursuant to Rule 457(i) under the Securities Act of 1933, as amended (the “Securities Act”), no registration fee is payable with respect to the trust common interests because no additional consideration will be received by Compass Diversified Holdings upon exchange of the common shares.

(4)	The filing fee is calculated in accordance with 457(o) and 457(r) of the Securities Act.
(5)
Pursuant to Rule 415(a)(6) under the Securities Act, the common shares registered pursuant to this prospectus supplement include an aggregate of $288,725,050.36 unsold common shares with unspecified share numbers (the “Unsold Common Shares”) previously registered on the prospectus supplement filed on September 7, 2021, and the accompanying base prospectus contained in the registration statement on Form
S-3
(Registration
No. 333-259374)
filed on September 7, 2021 (collectively, the “2021 September Prospectus Supplement”). In connection with the registration of the Unsold Common Shares on the 2021 September Prospectus Supplement, a registration fee of $31,499.90 was paid, which registration fee will continue to be applied to the Unsold Common Shares, with unspecified share numbers, included in this prospectus supplement. Pursuant to Rule 415(a)(6), the offering of the Unsold Common Shares registered under the 2021 September Prospectus Supplement will be deemed terminated as of the date of effectiveness of the registration statement of which this prospectus supplement is a part.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Trust common interests of Compass Group Diversified Holdings LLC
Amount of Registration Fee	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-281931
Carry Forward Initial Effective Date	Sep. 04, 2024
Offering Note
(1)
Each common share representing one beneficial interest in Compass Diversified Holdings (hereinafter referred to as a “common share”) corresponds to one underlying trust common interest of Compass Group Diversified Holdings LLC (hereinafter referred to as a “trust common interest”). If the trust is dissolved, each common share will be exchanged for a trust common interest.

(2)	An unspecified number of common shares having an aggregate offering price of up to $211,274,949.64 is being newly registered as may from time to time be offered at unspecified prices.
(3)
Pursuant to Rule 457(i) under the Securities Act of 1933, as amended (the “Securities Act”), no registration fee is payable with respect to the trust common interests because no additional consideration will be received by Compass Diversified Holdings upon exchange of the common shares.

(4)	The filing fee is calculated in accordance with 457(o) and 457(r) of the Securities Act.
(5)
Pursuant to Rule 415(a)(6) under the Securities Act, the common shares registered pursuant to this prospectus supplement include an aggregate of $288,725,050.36 unsold common shares with unspecified share numbers (the “Unsold Common Shares”) previously registered on the prospectus supplement filed on September 7, 2021, and the accompanying base prospectus contained in the registration statement on Form
S-3
(Registration
No. 333-259374)
filed on September 7, 2021 (collectively, the “2021 September Prospectus Supplement”). In connection with the registration of the Unsold Common Shares on the 2021 September Prospectus Supplement, a registration fee of $31,499.90 was paid, which registration fee will continue to be applied to the Unsold Common Shares, with unspecified share numbers, included in this prospectus supplement. Pursuant to Rule 415(a)(6), the offering of the Unsold Common Shares registered under the 2021 September Prospectus Supplement will be deemed terminated as of the date of effectiveness of the registration statement of which this prospectus supplement is a part.